UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment |_|; Amendment Number: ______
   This Amendment (Check only one.): |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Alesco Advisors LLC
Address:   1080 Pittsford-Victor Road
           Pittsford, New York 14534

Form 13F File Number:  28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ned W. Roman
Title:  Compliance Officer
Phone:  (585) 586-0970

Signature, Place, and Date of Signing:


    /s/ Ned W. Roman              Pittsford, New York             07/12/2005
       (Signature)                   (City, State)                  (Date)

Report Type (Check only one):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      25
Form 13F Information Table value Total:      $187,068
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manaer filing this report.

NONE.

                           FORM 13F INFORMATION TABLE

                                TITLE OF                   VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER               CLASS           CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
-----------------------         --------       ---------  --------  -------  ---  ----  -------  --------  -------- -------- -------
First Niagara Finl GP Inc.    Com              33582V108   $2,797   191,836  SH         Other                    0       0   191,836
Bank of America Corporation   Com               60505104   $3,976    87,173  SH         Other                    0       0    87,173
Phoenix Footware Group Inc    Com              71903M100   $4,102   695,200  SH         Other                    0       0   695,200
Xerox Corp.                   Com              984121103     $367    26,624  SH         Other               26,624       0         0
Amnet Mortgage Inc.           Com              03169A108     $207    22,400  SH         Other                    0       0    22,400
Aura Systems                  Com               51526101       $0    79,001  SH         Sole                     0       0    79,001
Anheuser Busch Cos Inc        Com              035229103     $724    15,821  SH         Other               15,821       0         0
Brown & Brown Inc             Com              115236101     $351     7,802  SH         Other                    0       0     7,802
SPDR TR                       Unit Ser 1       78462F103  $48,063   403,282  SH         Sole               378,282       0    25,000
ISHARES TR                    S&P 500 Index    464287200  $19,037   159,825  SH         Sole               155,650       0     4,175
ISHARES                       S&P SMLCAP 600   464287804  $16,318   296,581  SH         Sole               270,571       0    26,010
ISHARES                       S&P MIDCAP 400   464287507  $15,681   228,913  SH         Sole               209,093       0    19,820
ISHARES                       MSCI EAFE IDX    464287465  $16,222   309,630  SH         Sole               295,680       0    13,950
ISHARES                       S&P MIDCP GROW   464287606   $9,272   133,519  SH         Sole               127,649       0     5,870
ISHARES                       S&P SMLCP GROW   464287887   $8,506    78,035  SH         Sole                74,230       0     3,805
ISHARES                       S&P MIDCP VALU   464287705   $7,296   109,285  SH         Sole               103,035       0     6,250
ISHARES                       S&P 500/BAR VAL  464287408   $6,817   109,355  SH         Sole               102,440       0     6,915
ISHARES                       S&P 500/BAR GRW  464287309   $6,580   116,464  SH         Sole               111,024       0     5,440
ISHARES                       S&P SMLCP VALU   464287879   $7,247   117,585  SH         Sole               110,055       0     7,530
DIAMONDS TR                   Unit Ser 1       252787106     $264     2,565  SH         Sole                 2,565       0         0
STREETTRACKS SER TR           WILSHIRE REIT    86330E604  $11,352    57,685  SH         Sole                55,585       0     2,100
Anaren Inc.                   Com               32744104     $485    36,900  SH         Other                    0       0    36,900
MIDCAP SPDR TR                Unit Ser 1       595635103     $736     5,875  SH         Sole                 5,875       0         0
ISHARES                       Russell 1000     464287622     $264     4,100  SH         Sole                 4,100       0         0

Novatel Wireless Inc.         ComNew           66987M604     $404    32,400  SH         Other                    0       0    32,400